UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. The remaining series of the Registrant have a fiscal year end other than October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2016

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par		Value ($)

Bonds - 88.4%
Argentina - 1.6%
Republic of Argentina, 6%, 12/29/2016		$1,223,750	$1,229,236
Republic of Argentina, 7%, 4/17/2017		1,941,000	1,981,167
Republic of Argentina, 6.875%, 4/22/2021 (n)		1,413,000	1,520,388
YPF S.A., 8.5%, 3/23/2021 (n)		664,000	712,140

			$5,442,931
Azerbaijan - 0.3%
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		$772,000	$846,112

Bermuda - 0.2%
Government of Bermuda, 4.854%, 2/06/2024		$747,000	$814,230

Brazil - 12.1%
Federative Republic of Brazil, 6%, 8/15/2022	BRL	6,660,272	$2,042,492
JBS Investments GmbH, 7.25%, 4/03/2024		$765,000	788,333
Nota do Tesouro Nacional, 10%, 1/01/2019	BRL	24,638,000	7,334,455
Nota do Tesouro Nacional, 10%, 1/01/2021	BRL	50,679,000	14,665,410
Nota do Tesouro Nacional, 6%, 5/15/2021	BRL	5,638,079	1,729,112
Nota do Tesouro Nacional, 10%, 1/01/2023	BRL	27,523,000	7,812,085
Nota do Tesouro Nacional, 10%, 1/01/2025	BRL	11,908,000	3,342,895
Petrobras Global Finance B.V., 8.375%, 5/23/2021		$1,343,000	1,419,887
Petrobras International Finance Co., 5.375%, 1/27/2021		967,000	917,441

			$40,052,110
Chile - 1.1%
Cencosud S.A., 5.5%, 1/20/2021		$786,000	$864,460
E.CL S.A., 4.5%, 1/29/2025		758,000	810,398
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026		476,000	486,079
Empresa Nacional del Petroleo, 4.375%, 10/30/2024		781,000	824,312
GNL Quintero S.A., 4.634%, 7/31/2029		780,000	813,228

			$3,798,477
Colombia - 5.3%
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024 (n)	COP	3,861,000,000	$1,127,127
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024	COP	1,000,000,000	291,926
Gruposura Finance S.A., 5.5%, 4/29/2026 (n)		$662,000	713,305
Pacific Exploration and Production Corp., 7.25%, 12/12/2021		1,486,000	245,190
Titulos de Tesoreria, 7.5%, 8/26/2026	COP	6,932,400,000	2,238,644
Titulos de Tesoreria, “B”, 6%, 4/28/2028	COP	15,839,600,000	4,487,648
Titulos de Tesoreria, “B”, 10%, 7/24/2024	COP	16,947,300,000	6,377,159
Titulos de Tesoreria, “B”, 7.75%, 9/18/2030	COP	6,540,600,000	2,132,945

			$17,613,944
Guatemala - 0.2%
Central American Bottling Corp., 6.75%, 2/09/2022		$768,000	$786,985

Hungary - 4.0%
Republic of Hungary, 3.5%, 6/24/2020	HUF	409,250,000	$1,569,437
Republic of Hungary, 7%, 6/24/2022	HUF	1,543,730,000	7,018,050
Republic of Hungary, 5.5%, 6/24/2025	HUF	1,081,330,000	4,719,349

			$13,306,836

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
India - 1.2%
Adani Transmission Ltd., 4%, 8/03/2026 (z)		$200,000	$201,788
Export-Import Bank of India, 3.375%, 8/05/2026 (z)		818,000	820,542
State Bank of India, 8.27%, 6/09/2020	INR	200,000,000	3,112,339

			$4,134,669
Indonesia - 12.5%
Republic of Indonesia, 8.25%, 7/15/2021	IDR	41,929,000,000	$3,407,182
Republic of Indonesia, 8.375%, 3/15/2024	IDR	102,863,000,000	8,520,545
Republic of Indonesia, 11%, 9/15/2025	IDR	15,558,000,000	1,491,158
Republic of Indonesia, 8.375%, 9/15/2026	IDR	120,694,000,000	10,181,843
Republic of Indonesia, 7%, 5/15/2027	IDR	8,689,000,000	655,730
Republic of Indonesia, 9%, 3/15/2029	IDR	154,719,000,000	13,524,698
Republic of Indonesia, 8.25%, 6/15/2032	IDR	28,084,000,000	2,286,928
Republic of Indonesia, 6.625%, 5/15/2033	IDR	800,000,000	55,742
Republic of Indonesia, 8.375%, 3/15/2034	IDR	17,000,000,000	1,419,857

			$41,543,683
Israel - 0.2%
B Communications Ltd., 7.375%, 2/15/2021 (n)		$719,000	$774,723

Jamaica - 0.5%
Digicel Group Ltd., 6%, 4/15/2021		$1,105,000	$1,026,269
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		619,000	573,813

			$1,600,082
Jordan - 0.2%
Hikma Pharmaceuticals PLC, 4.25%, 4/10/2020		$787,000	$799,789

Kazakhstan - 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (z)		$612,000	$609,843

Malaysia - 4.4%
Government of Malaysia, 3.9%, 11/30/2026	MYR	12,549,000	$3,164,673
Government of Malaysia, 4.232%, 6/30/2031	MYR	44,887,000	11,390,855

			$14,555,528
Mexico - 6.3%
America Movil S.A.B. de C.V., 6%, 6/09/2019	MXN	24,440,000	$1,286,522
Bonos de Desarrollo del Gobierno Federal, 4.5%, 12/04/2025	MXN	24,891,818	1,543,956
Bonos de Desarrollo del Gobierno Federal, 4%, 11/15/2040	MXN	59,599,363	3,637,309
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019		$870,000	966,135
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/2020 (n)		831,000	872,550
Petroleos Mexicanos, 9.1%, 1/27/2020	MXN	23,727,400	1,312,976
Petroleos Mexicanos, 6.875%, 8/04/2026 (n)		$1,431,000	1,606,298
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	23,983,900	1,145,113
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	26,990,000	1,472,122
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028	MXN	3,000,000	163,630
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026 (n)		$703,000	730,241
Trust F/1401, REIT, 5.25%, 1/30/2026 (n)		795,000	835,744
United Mexican States, 10%, 12/05/2024	MXN	21,390,000	1,452,243
United Mexican States, 8.5%, 5/31/2029	MXN	34,970,000	2,250,652
United Mexican States, 7.75%, 5/29/2031	MXN	24,770,000	1,509,479

			$20,784,970
Morocco - 0.3%
Office Cherifien des Phosphates, 5.625%, 4/25/2024		$800,000	$867,680

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Nigeria - 0.1%
Afren PLC, 15%, 4/25/2016 (a)(d)(p)		$690,372	$193,442
Afren PLC, 10.25%, 4/08/2019 (a)(d)		711,000	711

			$194,153
Paraguay - 0.5%
Republic of Paraguay, 4.625%, 1/25/2023		$612,000	$639,540
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)		1,115,000	1,154,025

			$1,793,565
Peru - 2.6%
Bonos de Tesoreria, 5.7%, 8/12/2024	PEN	5,333,000	$1,609,778
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/2029		$1,103,000	1,181,589
Inkia Energy Ltd., 8.375%, 4/04/2021		1,098,000	1,147,410
Kallpa Generacion S.A., 4.875%, 5/24/2026 (n)		220,000	231,000
Republic of Peru, 6.95%, 8/12/2031	PEN	11,088,000	3,611,411
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		$887,000	924,698

			$8,705,886
Poland - 3.4%
Government of Poland, 3.25%, 7/25/2019	PLN	15,237,000	$4,068,708
Government of Poland, 5.5%, 10/25/2019	PLN	5,257,000	1,501,466
Government of Poland, 5.25%, 10/25/2020	PLN	7,964,000	2,303,223
Government of Poland, 2%, 4/25/2021	PLN	5,126,000	1,303,701
Government of Poland, 3.25%, 7/25/2025	PLN	7,661,000	2,034,597

			$11,211,695
Russia - 12.0%
Russian Federation, 7.5%, 2/27/2019	RUB	662,323,000	$9,715,553
Russian Federation, 6.8%, 12/11/2019	RUB	415,041,000	5,940,388
Russian Federation, 7.5%, 3/15/2018	RUB	814,926,000	12,085,035
Russian Federation, 6.4%, 5/27/2020	RUB	200,000,000	2,814,669
Russian Federation, 7%, 1/25/2023	RUB	384,316,000	5,422,006
Russian Federation, 7.05%, 1/19/2028	RUB	291,234,000	4,013,460

			$39,991,111
Serbia - 0.2%
Republic of Serbia, 6.75%, 11/01/2024		$751,384	$768,665

Slovenia - 0.2%
Republic of Slovenia, 5.85%, 5/10/2023		$638,000	$746,460

South Africa - 8.6%
Eskom Holdings SOC Ltd., 7.85%, 4/02/2026	ZAR	28,000,000	$1,795,649
Republic of South Africa, 10.5%, 12/21/2026	ZAR	22,330,000	1,810,530
Republic of South Africa, 7%, 2/28/2031	ZAR	200,323,000	12,045,140
Republic of South Africa, 6.5%, 2/28/2041	ZAR	173,223,000	9,048,739
Transnet Ltd., 10.5%, 9/17/2020	ZAR	20,000,000	1,486,022
Transnet SOC Ltd., 9.5%, 5/13/2021	ZAR	22,700,000	1,537,509
Transnet SOC Ltd., 9.5%, 5/13/2021 (n)	ZAR	9,960,000	674,607

			$28,398,196
Sri Lanka - 0.3%
Republic of Sri Lanka, 6.825%, 7/18/2026 (z)		$809,000	$842,698

Supranational - 0.3%
West African Development Bank, 5.5%, 5/06/2021 (n)		$821,000	$862,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Thailand - 2.8%
Kingdom of Thailand, 3.875%, 6/13/2019	THB	90,535,000	$2,768,728
Kingdom of Thailand, 3.65%, 12/17/2021	THB	206,641,000	6,522,707

			$9,291,435
Turkey - 6.6%
Republic of Turkey, 8.5%, 7/10/2019	TRY	18,944,000	$6,231,491
Republic of Turkey, 9.4%, 7/08/2020	TRY	15,691,000	5,262,810
Republic of Turkey, 7.1%, 3/08/2023	TRY	20,853,000	6,156,537
Republic of Turkey, 8%, 3/12/2025	TRY	13,505,000	4,111,465

			$21,762,303
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co., 4.375%, 6/22/2026 (n)		$675,000	$717,471
Total Bonds			$293,618,280

Money Market Funds - 8.3%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)		27,457,940	$27,457,940
Total Investments			$321,076,220

Other Assets, Less Liabilities - 3.3%			11,051,261
Net Assets - 100.0%			$332,127,481

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,348,414 representing 4.9% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Adani Transmission Ltd., 4%, 8/03/2026	7/28/16	$198,162	$201,788
Export-Import Bank of India, 3.375%, 8/05/2026	7/28/16	817,452	820,542
Republic of Sri Lanka, 6.825%, 7/18/2026	7/11/16	809,000	842,698
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	7/20/16	607,629	609,843
Total Restricted Securities			$2,474,871
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
COIBR	Colombia Overnight Interbank Reference Rate
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
JIBAR	Johannesburg Interbank Agreed Rate
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 7/31/16

Forward Foreign Currency Exchange Contracts at 7/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	ARS	BNP Paribas S.A.	4,732,000	8/09/16	$307,672	$313,850	$6,178
BUY	BRL	Deutsche Bank AG	12,088,802	8/02/16	3,690,897	3,728,350	37,453
BUY	BRL	Goldman Sachs International	21,888,000	8/02/16	6,642,875	6,750,555	107,680
BUY	BRL	JPMorgan Chase Bank N.A.	1,275,000	8/02/16	372,682	393,227	20,545
SELL	BRL	Goldman Sachs International	21,888,000	8/02/16	6,757,641	6,750,555	7,086
SELL	BRL	JPMorgan Chase Bank N.A.	1,275,000	8/02/16	393,640	393,227	413
BUY	CAD	Brown Brothers Harriman	430,000	9/30/16	329,275	329,436	161
SELL	CAD	Merrill Lynch International	6,361,000	9/30/16	4,884,885	4,873,349	11,536
BUY	CHF	UBS AG	3,260,000	9/30/16	3,314,827	3,374,516	59,689
SELL	CNH	Barclays Bank PLC	10,689,000	4/26/17	1,605,919	1,591,167	14,752
SELL	CNH	JPMorgan Chase Bank N.A.	1,423,000	4/26/17	212,653	211,828	825
BUY	COP	Citibank N.A.	5,098,740,795	8/01/16	1,649,128	1,660,828	11,700
BUY	COP	Morgan Stanley Capital Services, Inc.	21,068,552,685	8/31/16	6,801,244	6,819,085	17,841
SELL	COP	Citibank N.A.	5,098,740,795	8/01/16	1,695,000	1,660,828	34,172
BUY	EUR	Goldman Sachs International	5,645,787	9/30/16	6,266,993	6,327,705	60,712
SELL	HKD	Morgan Stanley Capital Services, Inc.	25,661,000	9/30/16	3,311,917	3,309,933	1,984
SELL	IDR	JPMorgan Chase Bank N.A.	19,909,348,000	9/21/16	1,511,146	1,508,562	2,584
BUY	INR	Barclays Bank PLC	109,310,000	8/29/16	1,614,528	1,624,461	9,933
BUY	JPY	Goldman Sachs International	856,887,000	9/30/16	8,240,409	8,416,963	176,554
BUY	MXN	Deutsche Bank AG	35,149,756	9/30/16	1,859,126	1,863,106	3,980
BUY	MXN	HSBC Bank	8,925,251	9/30/16	471,386	473,081	1,695

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	MXN	Deutsche Bank AG	4,092,000	9/30/16	$219,330	$216,896	$2,434
SELL	PEN	Deutsche Bank AG	7,468,293	9/22/16	2,247,117	2,216,951	30,166
BUY	PLN	JPMorgan Chase Bank N.A.	58,943,629	9/30/16	14,816,099	15,104,907	288,808
BUY	PLN	Morgan Stanley Capital Services, Inc.	15,202,236	9/30/16	3,866,180	3,895,728	29,548
BUY	RON	JPMorgan Chase Bank N.A.	25,088,405	9/26/16	6,204,826	6,308,525	103,699
SELL	RUB	BNP Paribas S.A.	22,853,000	8/08/16	360,287	345,771	14,516
BUY	THB	JPMorgan Chase Bank N.A.	463,099,388	9/22/16	13,211,594	13,282,681	71,087
SELL	TRY	Deutsche Bank AG	3,470,269	9/30/16	1,149,518	1,145,705	3,813
BUY	ZAR	Barclays Bank PLC	102,951,209	9/30/16	7,085,282	7,331,061	245,779

							$1,377,323

Liability Derivatives
BUY	ARS	BNP Paribas S.A.	44,328,000	9/14/16	$2,943,426	$2,871,999	$(71,427)
BUY	BRL	BNP Paribas S.A.	1,690,000	8/02/16	521,766	521,219	(547)
BUY	BRL	Deutsche Bank AG	21,473,000	8/02/16	6,629,515	6,622,564	(6,951)
SELL	BRL	BNP Paribas S.A.	1,690,000	8/02/16	480,387	521,219	(40,832)
SELL	BRL	Deutsche Bank AG	39,860,604	8/02/16-10/04/16	10,992,416	12,255,082	(1,262,666)
SELL	CHF	Brown Brothers Harriman	1,637,000	9/30/16	1,659,807	1,694,504	(34,697)
BUY	CLP	Deutsche Bank AG	534,344,000	8/08/16	820,175	815,732	(4,443)
SELL	CLP	Deutsche Bank AG	871,807,008	8/08/16	1,314,232	1,330,904	(16,672)
SELL	CNH	JPMorgan Chase Bank N.A.	20,457,000	2/28/17	3,032,248	3,055,566	(23,318)
BUY	COP	Morgan Stanley Capital Services, Inc.	26,167,293,480	8/01/16	8,883,821	8,523,548	(360,273)
SELL	COP	Morgan Stanley Capital Services, Inc.	26,167,293,480	8/01/16	8,491,789	8,523,548	(31,759)
SELL	EUR	Goldman Sachs International	5,819,158	9/30/16	6,459,440	6,522,017	(62,577)
SELL	GBP	Brown Brothers Harriman	621,000	9/30/16	813,437	822,703	(9,266)
SELL	HUF	Morgan Stanley Capital Services, Inc.	583,890,276	9/30/16	2,068,610	2,099,126	(30,516)
SELL	IDR	JPMorgan Chase Bank N.A.	107,434,653,751	8/11/16-9/21/16	8,101,197	8,148,845	(47,648)
SELL	INR	JPMorgan Chase Bank N.A.	95,635,000	8/29/16	1,412,004	1,421,236	(9,232)
SELL	JPY	Brown Brothers Harriman	247,813,000	9/30/16	2,343,181	2,434,198	(91,017)
SELL	JPY	Goldman Sachs International	263,965,000	9/30/16	2,483,477	2,592,855	(109,378)
SELL	KRW	Barclays Bank PLC	1,887,496,000	8/09/16	1,644,304	1,684,933	(40,629)
SELL	KRW	JPMorgan Chase Bank N.A.	1,936,778,000	8/09/16	1,667,767	1,728,926	(61,159)
BUY	MXN	JPMorgan Chase Bank N.A.	225,356,256	9/30/16	12,230,540	11,944,959	(285,581)
SELL	MXN	Morgan Stanley Capital Services, Inc.	13,608,000	9/30/16	718,764	721,289	(2,525)
BUY	MYR	HSBC Bank	56,557,424	8/11/16	14,032,359	13,886,679	(145,680)
BUY	MYR	JPMorgan Chase Bank N.A.	2,862,000	8/11/16	711,109	702,714	(8,395)
BUY	PHP	JPMorgan Chase Bank N.A.	67,263,000	8/08/16	1,427,332	1,427,271	(61)
SELL	PLN	Deutsche Bank AG	1,341,000	9/30/16	337,965	343,645	(5,680)
SELL	PLN	Goldman Sachs International	918,000	9/30/16	234,803	235,247	(444)
SELL	RUB	BNP Paribas S.A.	1,326,993,873	8/08/16	19,999,003	20,077,720	(78,717)
BUY	TRY	Barclays Bank PLC	20,823,768	9/30/16	7,050,062	6,874,939	(175,123)
BUY	TRY	Brown Brothers Harriman	793,000	9/30/16	269,661	261,808	(7,853)
BUY	TRY	Goldman Sachs International	2,989,000	9/30/16	988,941	986,814	(2,127)
SELL	TRY	Deutsche Bank AG	7,046,000	9/30/16	2,271,013	2,326,227	(55,214)
SELL	TWD	JPMorgan Chase Bank N.A.	319,281,000	8/29/16	9,817,989	10,006,208	(188,219)
SELL	ZAR	Morgan Stanley Capital Services, Inc.	6,681,000	9/30/16	459,143	475,748	(16,605)

							$(3,287,231)

Futures Contracts at 7/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
German Euro Bund 10 yr (Short)	EUR	18	$3,377,008	September - 2016	$(79,128)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 7/31/16

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
1/02/19	BRL	18,358,000	JPMorgan Chase Bank	15.42% (fixed rate)	CDI (floating rate)	$323,411
1/04/21	BRL	14,687,000	JPMorgan Chase Bank	12.21% (fixed rate)	CDI (floating rate)	50,465
1/02/19	BRL	18,680,000	JPMorgan Chase Bank	15.61% (fixed rate)	CDI (floating rate)	350,071
1/02/19	BRL	18,473,000	JPMorgan Chase Bank	15.465% (fixed rate)	CDI (floating rate)	330,405
1/13/21	PLN	7,212,000	JPMorgan Chase Bank	1.94% (fixed rate)	WIBOR (floating rate)	25,376
1/14/21	PLN	11,981,000	JPMorgan Chase Bank	1.89% (fixed rate)	WIBOR (floating rate)	34,699
1/15/21	PLN	11,998,000	JPMorgan Chase Bank	1.805% (fixed rate)	WIBOR (floating rate)	22,045
12/22/19	THB	53,699,000	JPMorgan Chase Bank	2.275% (fixed rate)	THBFIX (floating rate)	36,813
5/07/20	THB	109,369,000	JPMorgan Chase Bank	1.985% (fixed rate)	THBFIX (floating rate)	43,611
5/08/20	THB	54,596,000	JPMorgan Chase Bank	2.01% (fixed rate)	THBFIX (floating rate)	23,280
6/01/19	ZAR	70,000,000	JPMorgan Chase Bank	8.19% (fixed rate)	JIBAR (floating rate)	83,894
6/03/26	ZAR	37,252,000	JPMorgan Chase Bank	8.81% (fixed rate)	JIBAR (floating rate)	139,594
6/06/26	ZAR	24,310,000	JPMorgan Chase Bank	8.68% (fixed rate)	JIBAR (floating rate)	74,976
6/22/18	ZAR	24,102,000	JPMorgan Chase Bank	7.66% (fixed rate)	JIBAR (floating rate)	5,077
6/28/18	ZAR	35,000,000	JPMorgan Chase Bank	7.665% (fixed rate)	JIBAR (floating rate)	7,240
2/01/26	ZAR	24,000,000	JPMorgan Chase Bank	8.89% (fixed rate)	JIBAR (floating rate)	101,375
2/18/26	ZAR	16,630,000	JPMorgan Chase Bank	8.715% (fixed rate)	JIBAR (floating rate)	55,045
2/22/26	ZAR	30,000,000	JPMorgan Chase Bank	8.82% (fixed rate)	JIBAR (floating rate)	114,697

						$1,822,074

Liability Derivatives
Interest Rate Swap Agreements
6/03/18	COP	15,000,000,000	Goldman Sachs International	6.660% (fixed rate)	COIBR (floating rate)	$(17,199)
6/07/18	COP	20,000,000,000	Goldman Sachs International	6.62% (fixed rate)	COIBR (floating rate)	(27,291)
7/29/21	COP	12,000,000,000	Goldman Sachs International	6.58% (fixed rate)	COIBR (floating rate)	(3,570)
4/26/18	CZK	394,345,000	JPMorgan Chase Bank	0.30% (fixed rate)	PRIBOR (floating rate)	(8,447)
4/26/26	CZK	78,869,000	JPMorgan Chase Bank	PRIBOR (floating rate)	0.66% (fixed rate)	(61,552)
5/31/21	MXN	89,265,000	Goldman Sachs International	5.635% (fixed rate)	TIIE (floating rate)	(44,566)
5/31/21	MXN	44,640,000	Goldman Sachs International	5.61% (fixed rate)	TIIE (floating rate)	(24,937)
3/02/21	PLN	6,061,000	JPMorgan Chase Bank	1.745% (fixed rate)	WIBOR (floating rate)	(7,691)
2/22/21	PLN	12,135,000	JPMorgan Chase Bank	1.75% (fixed rate)	WIBOR (floating rate)	(14,424)
7/01/18	PLN	30,000,000	JPMorgan Chase Bank	1.60% (fixed rate)	WIBOR (floating rate)	(15,741)

						$(225,418)

At July 31, 2016, the fund had cash collateral of $1,442,159 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$274,145,849	$—	$274,145,849
Foreign Bonds	—	19,278,989	193,442	19,472,431
Mutual Funds	27,457,940	—	—	27,457,940
Total Investments	$27,457,940	$293,424,838	$193,442	$321,076,220

Other Financial Instruments
Futures Contracts	$(79,128)	$—	$—	$(79,128)
Swap Agreements	—	1,596,657	—	1,596,657
Forward Foreign Currency Exchange Contracts	—	(1,909,908)	—	(1,909,908)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 10/31/15	$481,624
Change in unrealized appreciation (depreciation)	(288,182)
Balance as of 7/31/16	$193,442

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2016 is $(288,182). At July 31, 2016, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$325,803,081
Gross unrealized appreciation	12,283,171
Gross unrealized depreciation	(17,010,032)
Net unrealized appreciation (depreciation)	$(4,726,861)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	66,082,944	95,476,926	(134,101,930)	27,457,940

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$77,724	$27,457,940

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2016, are as follows:

Brazil	16.8%
South Africa	14.8%
Indonesia	12.9%
Russia	12.4%
Colombia	10.1%
Poland	9.6%
Mexico	8.5%
Turkey	6.7%
United States	(18.7)%
Other Countries	26.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2016

*	Print name and title of each signing officer under his or her signature.